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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02704

                         Pioneer Tax Free Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2009 through December 31, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.




                       Pioneer Tax
                       Free Income Fund*
--------------------------------------------------------------------------------
                       Annual Report | December 31, 2009
--------------------------------------------------------------------------------




                       Ticker Symbols:
                       Class A   MOMTX
                       Class B   PBMTX
                       Class C   PCMTX
                       Class Y   PYMTX



                       * The reorganization of Pioneer Tax Free Income Fund into
                         Pioneer AMT-Free Municipal Fund has been approved by each fund's board of trustees. The trustees determined that the reorganization is in the best interests of the shareholders of both funds. Each fund is managed by Pioneer Investment Management, Inc. The proposed reorganization is expected to qualify as a tax-free reorganization, which generally means that the reorganization will result in no income, gain or loss being recognized for federal income tax purposes by either fund or its shareholders as a direct result of the reorganization. The reorganization, which does not require shareholder approval, is subject to the satisfaction of certain conditions, and is expected to be completed on or about March 5, 2010.


                         [LOGO]PIONEER
                               Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                         2

Portfolio Management Discussion                               4

Portfolio Summary                                             7

Prices and Distributions                                      8

Performance Update                                            9

Comparing Ongoing Fund Expenses                              13

Schedule of Investments                                      15

Financial Statements                                         25

Notes to Financial Statements                                33

Report of Independent Registered Public Accounting Firm      40

Approval of Investment Advisory Agreement                    42

Trustees, Officers and Service Providers                     46


                   Pioneer Tax Free Income Fund | Annual Report | 12/31/09     1

President's Letter


Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2     Pioneer Tax Free Income Fund | Annual Report | 12/31/09

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                   Pioneer Tax Free Income Fund | Annual Report | 12/31/09     3

Portfolio Management Discussion | 12/31/09

During the fiscal year ended December 31, 2009, municipal bond investors were rewarded with a relatively high level of tax-free income, as the municipal bond market recovered from the turbulence of 2008. In the following interview, David Eurkus, the lead portfolio manager of Pioneer Tax Free Income Fund, discusses some of the factors that had an impact on the municipal bond market and the Fund's performance during the 12 months ended December 31, 2009.

Q  How did the Fund perform over the 12 months ended December 31, 2009?

A For the 12-month period ended December 31, 2009, Pioneer Tax Free Income Fund's Class A shares returned 33.82% at net asset value, while the Fund's benchmark, the Barclays Capital (formerly Lehman Brothers) Municipal Bond Index, returned 12.91%. Over the same period, the average return of the 248 funds in Lipper's General Municipal Debt category was 16.85%. The Fund's Class A shares generated a 30-day SEC tax-free yield of 4.63% on December 31, 2009. That translates into a taxable equivalent yield of 7.12%, based on the maximum Federal income tax rate of 35%. As of December 31, 2009, the Fund held 145 issues in 35 states, and the average credit quality of the portfolio was A-(1).


(1) Average Credit Quality is an asset weighted average of the higher rating of the fixed income securities, cash, and cash equivalents in the Fund as provided by Moody's or S&P. The rating also includes securities that have not been rated by either of the rating agencies, which has the effect of reducing the overall average. Source: Wilshire Axiom.


Q What was the investment environment like during the 12 months ended December 31, 2009?

A After weathering a tumultuous year in 2008, the municipal bond market made a strong recovery in 2009, as investors were drawn to attractive valuations and tax-free yields that were substantially higher than yields provided by Treasury bonds, money market funds and certificates of deposit (CDs). The municipal bond market also was affected by a new kind of taxable municipal bond called "Build America Bonds (BABs)," which are subsidized by the U.S. government. As more and more municipalities issued BABs, the supply of tax-free municipal bonds declined. Demand for tax-free municipal bonds was strong throughout the year; and the decrease in supply led to an increase in municipal bond prices.

Q What most affected the Fund's performance during the 12 months ended December 31, 2009?

A We kept the Fund fully invested and well-diversified among sectors that support the U.S. economy. A maximum-weight position in health care was


4     Pioneer Tax Free Income Fund | Annual Report | 12/31/09
   particularly noteworthy, as the health care sector produced some of the strongest results during the period. The Fund also had investments in education, housing, transportation, pollution control and tobacco bonds. At a time when lower-quality bonds outperformed, about 58% of the Fund's portfolio was invested in the bottom range of the investment-grade category, rated A-Baa by Moody's Investors Service. The Fund's relatively long duration also helped boost returns during the 12-month period. Duration measures a bond's price sensitivity to changes in interest rates; when interest rates decline, as was the case during the Fund's fiscal year, a longer duration usually is helpful. However, the Fund's modest exposure to general obligation bonds and to the housing sector lagged some of the Fund's other investments. (With general obligation bonds, the interest and principal are guaranteed by the financial resources and taxing power of the issuer.)

Q  What is your outlook?

A We are constructive in our outlook. We believe economic growth should continue at a moderate pace and that inflation is likely to remain benign. The Federal Reserve Board has indicated that it will keep interest rates unchanged (in the 0.00%-0.25% range), at least over the short term. The government's BAB program is slated to remain in operation until the end of 2010, which means that tax-exempt municipal bonds could be in short supply. And given the budgetary difficulties in various parts of the country and in Washington, many states, as well as the Federal government, are either raising marginal tax rates or talking about increasing them; that should lend additional value to tax-exempt instruments. We believe the reduced supply and continued strong demand for tax-exempt municipals should be supportive of both municipal bond prices and the Fund.


Please refer to the Schedule of Investments on pages 15-24 for a full listing of Fund securities.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. A portion of income may be subject to local, state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making them more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                   Pioneer Tax Free Income Fund | Annual Report | 12/31/09     5

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


6     Pioneer Tax Free Income Fund | Annual Report | 12/31/09

Portfolio Summary | 12/31/09


Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio based on S&P ratings)


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


AAA                     11.6%
AA                       9.1%
A                       21.0%
BBB                     36.8%
BB & Lower              15.9%
Commercial Paper         5.6%


Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of total investment portfolio)


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


0-1 year         6.1%
1-3 years       10.9%
3-6 years       13.8%
6-8 years        7.1%
8-10 years      11.2%
10+ years       50.9%


10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of debt holdings)

 1.   Dallas-Fort Worth Texas International Airport, 6.0%, 11/1/14            3.24%
-----------------------------------------------------------------------------------
 2.   Tampa-Hillsborough County Florida, 4.0%, 7/1/34                         3.22
-----------------------------------------------------------------------------------
 3.   Tulsa Airports Improvement Trust, 7.05%, 6/1/17                         3.12
-----------------------------------------------------------------------------------
 4.   Philadelphia Pennsylvania Hospital, 5.0%, 7/1/34                        2.76
-----------------------------------------------------------------------------------
 5.   Tobacco Settlement Authority Washington, 6.625%, 6/1/32                 2.72
-----------------------------------------------------------------------------------
 6.   Golden State Tobacco Security Corp., California, 5.125%, 6/1/47         2.61
-----------------------------------------------------------------------------------
 7.   District of Columbia Tobacco Settlement Finance Corp., 6.75%, 5/15/40   2.59
-----------------------------------------------------------------------------------
 8.   Louisiana Public Facilities Authority, 5.5%, 5/15/47                    2.37
-----------------------------------------------------------------------------------
 9.   Phoenix Arizona Civic Import Corp., 5.5%, 7/1/43                        2.23
-----------------------------------------------------------------------------------
10.   Lowndes County Mississippi, 6.8%, 4/1/22                                2.17
-----------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative investments. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


                   Pioneer Tax Free Income Fund | Annual Report | 12/31/09     7

Prices and Distributions | 12/31/09

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------
     Class          12/31/09          12/31/08
--------------------------------------------------
       A             $10.40            $8.22
--------------------------------------------------
       B             $10.33            $8.17
--------------------------------------------------
       C             $10.24            $8.11
--------------------------------------------------
       Y             $10.36            $8.20
--------------------------------------------------

Distributions per Share: 1/1/09-12/31/09
--------------------------------------------------------------------------------

---------------------------------------------------------------------
                 Net Investment       Short-Term        Long-Term
     Class           Income         Capital Gains     Capital Gains
---------------------------------------------------------------------
       A            $0.5350              $ --              $ --
---------------------------------------------------------------------
       B            $0.4515              $ --              $ --
---------------------------------------------------------------------
       C            $0.4531              $ --              $ --
---------------------------------------------------------------------
       Y            $0.5620              $ --              $ --
---------------------------------------------------------------------


8     Pioneer Tax Free Income Fund | Annual Report | 12/31/09

Performance Update | 12/31/09                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund at public offering price, compared to that of the Barclays Capital Municipal Bond Index.


Average Annual Total Returns
(As of December 31, 2009)
------------------------------------------------------------------------
                                    Net Asset       Public Offering
Period                              Value (NAV)     Price (POP)
------------------------------------------------------------------------
 10 Years                            4.49%           4.01%
 5 Years                             2.38            1.44
 1 Year                             33.82           27.76
------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2009)
------------------------------------------------------------------------
                                    Gross           Net
------------------------------------------------------------------------
                                     0.92%           0.89%
------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


Value of $10,000 Investment

        Pioneer Tax Free Income Fund    Barclays Capital Municipal Bond Index
12/99    9,550                          10,000
        10,658                          11,168
12/01   11,098                          11,741
        11,882                          12,869
12/03   12,572                          13,552
        13,170                          14,160
12/05   13,703                          14,657
        14,431                          15,367
12/07   14,253                          15,883
        11,070                          15,490
12/09   14,813                          17,491


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 11/1/11 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


                   Pioneer Tax Free Income Fund | Annual Report | 12/31/09     9

Performance Update | 12/31/09                                     Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Barclays Capital Municipal Bond Index.


Average Annual Total Returns
(As of December 31, 2009)
--------------------------------------------------------------------
                                         If              If
Period                                   Held            Redeemed
--------------------------------------------------------------------
10 Years                                  3.70%           3.70%
5 Years                                   1.60            1.60
1 Year                                   32.62           28.62
--------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2009)
--------------------------------------------------------------------
                                         Gross           Net
--------------------------------------------------------------------
                                           1.69%           1.69%
--------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


Value of $10,000 Investment

        Pioneer Tax Free Income Fund    Barclays Capital Municipal Bond Index
12/99   10,000                          10,000
        11,079                          11,168
12/01   11,453                          11,741
        12,159                          12,869
12/03   12,764                          13,552
        13,283                          14,160
12/05   13,704                          14,657
        14,326                          15,367
12/07   14,043                          15,883
        10,842                          15,490
12/09   14,378                          17,491


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


10     Pioneer Tax Free Income Fund | Annual Report | 12/31/09

Performance Update | 12/31/09                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Barclays Capital Municipal Bond Index.


Average Annual Total Returns
(As of December 31, 2009)
--------------------------------------------------------------------
                                         If              If
Period                                   Held            Redeemed
--------------------------------------------------------------------
10 Years                                  3.71%           3.71%
5 Years                                   1.61            1.61
1 Year                                   32.51           32.51
--------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2009)
--------------------------------------------------------------------
                                         Gross           Net
--------------------------------------------------------------------
                                          1.66%           1.66%
--------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


Value of $10,000 Investment

        Pioneer Tax Free Income Fund    Barclays Capital Municipal Bond Index
12/99   10,000                          10,000
        11,059                          11,168
12/01   11,433                          11,741
        12,157                          12,869
12/03   12,770                          13,552
        13,283                          14,160
12/05   13,721                          14,657
        14,348                          15,367
12/07   14,065                          15,883
        10,859                          15,490
12/09   14,389                          17,491


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


                  Pioneer Tax Free Income Fund | Annual Report | 12/31/09     11

Performance Update | 12/31/09                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Barclays Capital Municipal Bond Index.


Average Annual Total Returns
(As of December 31, 2009)
--------------------------------------------------------------------
                                         If              If
Period                                   Held            Redeemed
--------------------------------------------------------------------
10 Years                                  4.72%           4.72%
5 Years                                   2.75            2.75
1 Year                                   34.03           34.03
--------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2009)
--------------------------------------------------------------------
                                         Gross           Net
--------------------------------------------------------------------
                                          0.57%           0.57%
--------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


Value of $10,000 Investment

        Pioneer Tax Free Income Fund    Barclays Capital Municipal Bond Index
12/99   10,000                          10,000
        11,163                          11,168
12/01   11,624                          11,741
        12,407                          12,869
12/03   13,176                          13,552
        13,854                          14,160
12/05   14,464                          14,657
        15,286                          15,367
12/07   15,143                          15,883
        11,835                          15,490
12/09   15,862                          17,491


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


12     Pioneer Tax Free Income Fund | Annual Report | 12/31/09

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Income Fund

Based on actual returns from July 1, 2009 through December 31, 2009.


-----------------------------------------------------------------------------------
 Share Class                 A               B               C               Y
-----------------------------------------------------------------------------------
 Beginning Account       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 7/01/09
-----------------------------------------------------------------------------------
 Ending Account          $1,148.08       $1,141.70       $1,141.84       $1,148.99
 Value on 12/31/09
-----------------------------------------------------------------------------------
 Expenses Paid               $4.82           $9.61           $9.29           $3.20
 During Period*
-----------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.89%, 1.78%, 1.72%, and 0.59% for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


                  Pioneer Tax Free Income Fund | Annual Report | 12/31/09     13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2009 through December 31, 2009.


-----------------------------------------------------------------------------------
 Share Class                 A               B               C               Y
-----------------------------------------------------------------------------------
 Beginning Account       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 7/01/09
-----------------------------------------------------------------------------------
 Ending Account          $1,020.72       $1,016.23       $1,016.53       $1,022.23
 Value on 12/31/09
-----------------------------------------------------------------------------------
 Expenses Paid               $4.53           $9.05           $8.74           $3.01
 During Period*
-----------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.89%, 1.78%, 1.72%, and 0.59% for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


14     Pioneer Tax Free Income Fund | Annual Report | 12/31/09

Schedule of Investments | 12/31/09


--------------------------------------------------------------------------------------------------------
               Floating                   S&P/Moody's
Principal      Rate (b)                   Ratings
Amount         (unaudited)                (unaudited)                                       Value
--------------------------------------------------------------------------------------------------------
                                          MUNICIPAL BONDS -- 92.7%
                                          Alabama -- 0.3%
$ 1,500,000                      NR/NR    Sylacauga Alabama Health Care Authority,
                                          6.0%, 8/1/35                                      $  1,192,935
                                                                                            ------------
                                                                                            $  1,192,935
--------------------------------------------------------------------------------------------------------
                                          Arizona -- 6.0%
 10,000,000                      AA/A1    Phoenix Arizona Civic Import Corp.,
                                          5.5%, 7/1/43                                      $  8,544,600
  4,000,000                      AA/A1    Phoenix Arizona Civic Import Corp., District
                                          Revenue, 0.0%, 7/1/25                                3,687,560
  8,005,000                      AA/A1    Phoenix Arizona Civic Import Corp., District
                                          Revenue, 0.0%, 7/1/26                                7,375,807
    530,000                    NR/Baa3    Pima County Arizona Industrial,
                                          6.375%, 7/1/31                                         460,501
    969,000                    NR/Baa3    Pima County Arizona Industrial Development
                                          Authority, 6.75%, 7/1/31                               881,945
  3,470,000                     AA/Aa3    Pima County Industrial Development Authority,
                                          5.0%, 7/1/20                                         3,616,538
                                                                                            ------------
                                                                                            $ 24,566,951
--------------------------------------------------------------------------------------------------------
                                          California -- 6.1%
  1,470,000                    NR/Baa1    California Muni Finance Authority,
                                          5.875%, 10/1/34                                   $  1,480,819
  1,000,000                     A/Baa1    California State, 4.25%, 8/1/33                        796,660
  4,875,000                    NR/Baa2    California Statewide Communities Development
                                          Authority, 5.0%, 5/15/30                             4,363,808
  5,125,000                    NR/Baa2    California Statewide Communities Development
                                          Authority, 5.0%, 5/15/38                             4,350,254
  1,000,000                     NR/Aa3    Franklin-McKinley California School District,
                                          6.0%, 7/1/16                                         1,175,970
 15,000,000                   BBB/Baa3    Golden State Tobacco Security Corp., California,
                                          5.125%, 6/1/47                                      10,020,150
  1,175,000                      NR/A1    Lucia Mar University School District,
                                          0.0%, 8/1/20                                           644,687
  1,505,000                       A/A2    Santa Maria California Joint, 0.0%, 8/1/27             474,301
  3,600,000                      A+/A1    Saugus California Unified School District,
                                          0.0%, 8/1/23                                         1,589,688
                                                                                            ------------
                                                                                            $ 24,896,337
--------------------------------------------------------------------------------------------------------
                                          Colorado -- 1.6%
  3,000,000                      NR/NR    Colorado Educational & Cultural Facilities
                                          Authority, 5.5%, 6/1/37                           $  1,787,730
  2,750,000                      A+/A1    Colorado Health Facilities Revenue,
                                          5.25%, 11/15/35                                      2,662,880
  2,500,000                      A-/A3    Colorado Health Facilities Revenue,
                                          5.25%, 6/1/36                                        2,243,800

The accompanying notes are an integral part of these financial statements.


                  Pioneer Tax Free Income Fund | Annual Report | 12/31/09     15

------------------------------------------------------------------------------------------------------
               Floating      S&P/Moody's
Principal      Rate (b)      Ratings
Amount         (unaudited)   (unaudited)                                                  Value
------------------------------------------------------------------------------------------------------
                                         Colorado -- (continued)
$   20,000                     NR/Aa2    Colorado Housing Finance Authority, Series B-3,
                                         6.55%, 5/1/25                                    $     20,756
                                                                                          ------------
                                                                                          $  6,715,166
------------------------------------------------------------------------------------------------------
                                         Connecticut -- 0.9%
 1,000,000                      NR/NR    Connecticut State Health & Education,
                                         5.5%, 7/1/17                                     $    970,740
 2,470,000                      B+/NR    Mohegan Tribe Indians Connecticut,
                                         6.25%, 1/1/31 (144A)                                1,910,224
 1,500,000                      B+/NR    Mohegan Tribe Indians Connecticut,
                                         5.25%, 1/1/33                                         999,945
                                                                                          ------------
                                                                                          $  3,880,909
------------------------------------------------------------------------------------------------------
                                         District of Columbia -- 2.4%
10,000,000                   BBB/Baa3    District of Columbia Tobacco Settlement
                                         Financing Corp., 6.75%, 5/15/40                  $  9,935,000
                                                                                          ------------
                                                                                          $  9,935,000
------------------------------------------------------------------------------------------------------
                                         Florida -- 6.3%
 2,500,000                      A-/A2    County of Miami-Dade, 5.5%, 10/1/41              $  2,537,475
 1,000,000                     NR/Aa3    Dade County Florida General, 7.7%, 10/1/12          1,162,110
   970,000                      A+/A1    Highlands County Health, 5.0%, 11/15/24               963,908
 5,435,000                      BB/NR    Lee County Florida Industrial Development
                                         Authority, 4.75%, 6/15/14                           5,095,910
 2,000,000                      BB/NR    Lee County Florida Industrial Development
                                         Authority, 5.375%, 6/15/37                          1,428,300
   540,000                      NR/NR    Madison County Florida Revenue,
                                         6.0%, 7/1/25                                          403,148
 2,025,000                      NR/NR    Miami Beach Florida Health Facilities,
                                         5.375%, 11/15/28                                    1,639,481
   500,000                     NR/Ba2    Miami Beach Health Facilities Authority,
                                         6.7%, 11/15/19                                        503,310
14,705,000                      A-/A3    Tampa-Hillsborough County Florida,
                                         4.0%, 7/1/34                                       12,366,170
                                                                                          ------------
                                                                                          $ 26,099,812
------------------------------------------------------------------------------------------------------
                                         Georgia -- 2.5%
 5,750,000                       A/A3    Burke County Development, 7.0%, 1/1/23           $  6,787,300
 4,000,000                      NR/A2    Houston County Georgia Hospital Authority
                                         Revenue, 5.0%, 10/1/42                              3,646,880
                                                                                          ------------
                                                                                          $ 10,434,180
------------------------------------------------------------------------------------------------------
                                         Iowa -- 0.1%
   500,000                    BBB+/NR    Altoona Iowa Urban Renewal Tax,
                                         5.625%, 6/1/23                                   $    517,410
                                                                                          ------------
                                                                                          $    517,410
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


16     Pioneer Tax Free Income Fund | Annual Report | 12/31/09

---------------------------------------------------------------------------------------------------------
               Floating        S&P/Moody's
Principal      Rate (b)        Ratings
Amount         (unaudited)     (unaudited)                                                   Value
---------------------------------------------------------------------------------------------------------
                                           Illinois -- 4.2%
$ 4,000,000                     NR/Caa2    Chicago Illinois O'Hare International Airport,
                                           5.5%, 12/1/30                                     $  2,620,000
    120,000                      NR/Aaa    Chicago Illinois Single Family Mortgage,
                                           6.45%, 9/1/29                                          122,642
  4,580,000                       NR/A3    Illinois Development Finance Authority Revenue,
                                           5.25%, 10/1/24                                       4,677,966
  2,500,000                     NR/Baa2    Illinois Finance Authority, 5.0%, 4/1/39             2,495,775
  4,000,000                      BBB/NR    Illinois Finance Authority, 5.5%, 8/15/30            3,582,200
 20,000,000    0.00              AAA/A3    Metropolitan Pier & Exposition Authority
                                           Illinois Dedicated State Tax, Floating Rate
                                           Note, 6/15/39                                        3,787,400
                                                                                             ------------
                                                                                             $ 17,285,983
---------------------------------------------------------------------------------------------------------
                                           Indiana -- 3.4%
    250,000                    BBB/Baa3    East Chicago Indiana Exempt Facilities,
                                           7.0%, 1/1/14                                      $    238,590
  8,000,000                       A+/A2    Indiana Health & Educational Facility Authority,
                                           5.0%, 2/15/39                                        7,208,240
  4,135,000                      BBB/WR    Indiana State Development Finance,
                                           5.75%, 10/1/11                                       4,036,215
  1,400,000                       AA/NR    Indianapolis Local Public Improvement Board
                                           Board Revenue, 6.75%, 2/1/14                         1,546,874
  1,000,000                      AA-/A2    Lawrence Township Metropolitan School District
                                           Revenue, 6.75%, 7/5/13                               1,110,970
                                                                                             ------------
                                                                                             $ 14,140,889
---------------------------------------------------------------------------------------------------------
                                           Lousiana -- 5.0%
    215,000                       NR/NR    Louisiana Public Facilities Authority Revenue,
                                           6.25%, 10/1/11                                    $    211,225
 10,000,000                     NR/Baa1    Louisiana Public Facilities Authority,
                                           5.5%, 5/15/47                                        9,083,100
  1,085,000                       NR/NR    Lousiana Local Government Environment
                                           Community, 5.25%, 12/1/18                            1,069,485
  8,000,000                   BBB+/Baa1    St John Baptist Parish Louisiana Revenue,
                                           5.125%, 6/1/37                                       7,180,080
  3,335,000                    BBB/Baa3    Tobacco Settlement Financing Corp., Revenue,
                                           5.875%, 5/15/39                                      3,067,099
                                                                                             ------------
                                                                                             $ 20,610,989
---------------------------------------------------------------------------------------------------------
                                           Massachusetts -- 8.3%
  1,680,000                      BBB/NR    Massachusetts Development Finance Agency,
                                           5.25%, 10/1/29                                    $  1,557,142
  3,320,000                      BBB/NR    Massachusetts Development Finance Agency,
                                           5.25%, 10/1/37                                       2,932,290
  1,100,000                    BBB/Baa2    Massachusetts Development Finance Agency,
                                           5.625%, 10/1/24                                      1,038,301

The accompanying notes are an integral part of these financial statements.


                  Pioneer Tax Free Income Fund | Annual Report | 12/31/09     17

-------------------------------------------------------------------------------------------------------
               Floating       S&P/Moody's
Principal      Rate (b)       Ratings
Amount         (unaudited)    (unaudited)                                                  Value
-------------------------------------------------------------------------------------------------------
                                           Massachusetts -- (continued)
$ 1,000,000                    BBB/Baa2    Massachusetts Development Finance Agency,
                                           5.70%, 10/1/34                                  $    902,080
  2,635,000                       NR/NR    Massachusetts Development Finance Agency,
                                           6.25%, 10/15/17                                    2,451,762
  4,750,000                   BBB+/Baa1    Massachusetts Health & Educational Facilities
                                           Authority Revenue, 6.625%, 7/1/32                  4,798,070
  1,000,000                    BBB/Baa3    Massachusetts Health & Educational Facilities
                                           Authority Revenue, 6.75%, 7/1/16                   1,043,980
  2,000,000                   BBB+/Baa1    Massachusetts Health & Educational Facilities
                                           Authority, 6.5%, 7/1/21                            2,032,160
  2,500,000                      BB-/NR    Massachusetts Health & Educational Facilities,
                                           5.5%, 7/1/40                                       1,592,325
  2,150,000                    BBB/Baa3    Massachusetts Health & Educational Facilities
                                           Authority, 6.25%, 7/1/22                           2,163,373
  1,145,000                     BBB+/NR    Massachusetts Health & Educational Facilities
                                           Authority, 6.25%, 10/1/31                          1,155,878
    500,000                     BBB-/NR    Massachusetts State Development Finance
                                           Agency, 5.5%, 1/1/35                                 405,530
  1,600,000                     BBB-/NR    Massachusetts State Health & Education
                                           Facilities Authority, 5.45%, 11/15/23              1,502,032
  1,550,000                   BBB-/Baa3    Massachusetts State Health & Education,
                                           5.25%, 7/15/18                                     1,458,349
  4,500,000                       NR/NR    Massachusetts State Health & Educational,
                                           4.625%, 8/15/28                                    3,340,035
  2,120,000                    BBB/Baa3    Massachusetts State Health & Educational,
                                           5.625%, 7/1/20                                     2,066,767
     40,000                      AA/Aa2    Massachusetts State Health & Educational,
                                           6.0%, 7/1/18                                          42,760
    200,000                      AA/Aa2    Massachusetts State Health and Educational
                                           Facilities, 5.75%, 7/1/32                            205,516
  3,750,000                     A-/Baa1    Massachusetts State Health, 5.25%, 7/1/38          3,262,763
                                                                                           ------------
                                                                                           $ 33,951,113
-------------------------------------------------------------------------------------------------------
                                           Maryland -- 1.1%
  3,000,000                   BBB-/Baa3    Frederick County Maryland, 5.625%, 9/1/38       $  2,685,330
  1,000,000                       NR/NR    Maryland State Economic Development,
                                           5.0%, 12/1/16                                        720,630
    660,000                       NR/NR    Maryland State Economic Development,
                                           5.0%, 12/1/16                                        433,990
  1,000,000                       NR/NR    Maryland State Economic Development,
                                           5.0%, 12/1/31                                        639,510
                                                                                           ------------
                                                                                           $  4,479,460
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18     Pioneer Tax Free Income Fund | Annual Report | 12/31/09

----------------------------------------------------------------------------------------------------------
               Floating         S&P/Moody's
Principal      Rate (b)         Ratings
Amount         (unaudited)      (unaudited)                                                   Value
----------------------------------------------------------------------------------------------------------
                                            Michigan -- 1.8%
$  1,500,000                       BB/NR    John Tolfree Health System, 6.0%, 9/15/23         $  1,336,245
   1,545,000                       NR/NR    Meridian Michigan Economic Development,
                                            5.25%, 7/1/26                                        1,148,955
   3,340,000                       NR/NR    Michigan Public Educational Facilities Authority
                                            Revenue, 5.875%, 6/1/37                              2,446,483
   2,000,000                       NR/NR    Michigan State Hospital Finance Authority,
                                            5.25%, 11/15/25                                      1,578,460
   1,000,000                       NR/NR    Michigan State Hospital Finance Authority,
                                            5.5%, 11/15/35                                         744,000
   6,485,000                       NR/NR    Wayne Charter Escrow, 0.0%,
                                            12/1/15 (d)*                                                --
                                                                                              ------------
                                                                                              $  7,254,143
----------------------------------------------------------------------------------------------------------
                                            Minnesota -- 1.3%
   5,000,000                        A/A1    Becker, Minnesota Pollution Control Revenue
                                            Northern States Power "A" Conversions,
                                            8.5%, 4/1/30                                      $  5,545,950
                                                                                              ------------
                                                                                              $  5,545,950
----------------------------------------------------------------------------------------------------------
                                            Mississippi -- 2.5%
   1,800,000                       NR/WR    Columbus Mississippi Industrial Development
                                            Revenue, 5.9%, 12/1/11                            $  1,784,106
   7,950,000                    BBB-/Ba1    Lowndes County Mississippi Solid Waste
                                            Disposal & Pollution Control Revenue,
                                            6.8%, 4/1/22                                         8,339,550
                                                                                              ------------
                                                                                              $ 10,123,656
----------------------------------------------------------------------------------------------------------
                                            North Carolina -- 0.8%
   1,000,000                     BBB-/WR    North Carolina Capital Facilities Finance Agency
                                            Student Revenue, 5.0%, 6/1/27                     $    914,000
   1,000,000                     BBB-/WR    North Carolina Capital Facilities Finance Agency
                                            Student Revenue, 5.0%, 6/1/22                          872,020
   2,000,000                       NR/NR    North Carolina Capital Facilities Finance,
                                            4.5%, 10/1/26                                        1,480,740
                                                                                              ------------
                                                                                              $  3,266,760
----------------------------------------------------------------------------------------------------------
                                            New Hampshire -- 3.0%
   3,750,000                       A-/NR    New Hampshire Health & Educational Facilities,
                                            5.0%, 10/1/17                                     $  3,429,750
   5,000,000                       A-/NR    New Hampshire Health & Educational Facilities,
                                            5.0%, 10/1/31                                        4,562,400
   2,250,000                       A+/A2    New Hampshire Health & Education Facilities
                                            Authority Revenue, 5.75%, 10/1/31                    2,290,433
   2,000,000                   BBB+/Baa1    New Hampshire Health & Educational Facilities
                                            Authority Revenue, 5.75%, 7/1/22                     2,011,780
                                                                                              ------------
                                                                                              $ 12,294,363
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                  Pioneer Tax Free Income Fund | Annual Report | 12/31/09     19

-------------------------------------------------------------------------------------------------------
               Floating        S&P/Moody's
Principal      Rate (b)        Ratings
Amount         (unaudited)     (unaudited)                                                 Value
-------------------------------------------------------------------------------------------------------
                                            New Jersey -- 3.4%
$  1,250,000                    BBB/Baa3    Camden County New Jersey Import Authority,
                                            5.75%, 2/15/34                                 $  1,119,763
   5,035,000                        B/B3    New Jersey Economic Development Authority
                                            Special Facility Revenue, 7.0%, 11/15/30          4,715,680
     500,000                       NR/NR    New Jersey Economic Development Authority,
                                            5.3%, 11/1/26                                       412,270
     450,000                       NR/NR    New Jersey Economic Development Authority,
                                            5.375%, 11/1/36                                     339,633
     610,000                       NR/NR    New Jersey Economic Development Authority,
                                            5.75%, 1/1/25                                       529,169
   2,115,000                   BBB-/Baa3    New Jersey Health Care Facilities Financing
                                            Authority, 5.25%, 7/1/30                          1,796,671
   3,500,000                       NR/NR    New Jersey Health Care Facilities Financing
                                            Authority, 7.25%, 7/1/27                          3,169,880
     850,000                      BB/Ba2    New Jersey Health Care Facilities,
                                            5.125%, 7/1/14                                      846,566
   1,055,000                       A+/NR    New Jersey State Housing & Mortgage,
                                            3.85%, 11/1/18                                    1,038,574
                                                                                           ------------
                                                                                           $ 13,968,206
-------------------------------------------------------------------------------------------------------
                                            New Mexico -- 0.2%
   1,000,000                      BBB/NR    Dona Ana County New Mexico Pilt Revenue,
                                            5.25%, 12/1/25                                 $  1,002,100
                                                                                           ------------
                                                                                           $  1,002,100
-------------------------------------------------------------------------------------------------------
                                            New York -- 3.3%
   2,500,000                   BBB+/Baa2    Albany Individual Development,
                                            5.25%, 11/15/32                                $  2,338,875
   1,000,000                     NR/Caa1    Albany Individual Development, 6.0%, 7/1/19         871,670
   4,400,000                      A+/Aa3    New York State Dorm Authority, 0.0%, 7/1/39       3,923,700
   5,515,000                        A/WR    New York State Dorm Authority, 5.24%, 7/1/24      5,742,825
   1,000,000                       NR/NR    Suffolk County New York Industrial
                                            Development, 5.5%, 1/01/37                          686,690
                                                                                           ------------
                                                                                           $ 13,563,760
-------------------------------------------------------------------------------------------------------
                                            Ohio -- 3.0%
   6,000,000                    BBB/Baa3    Buckeye Ohio Tobacco Settlement,
                                            6.5%, 6/1/47                                   $  4,970,400
   1,500,000                       NR/NR    Cuyahoga County Ohio Health, 6.0%, 5/15/37        1,233,885
   1,500,000                       NR/NR    Cuyahoga County Ohio Health, 6.0%, 5/15/37        1,204,785
   5,000,000                     NR/Baa1    Lake County Ohio Hospital Municipal,
                                            6.0%, 8/15/43                                     4,802,500
                                                                                           ------------
                                                                                           $ 12,211,570
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


20     Pioneer Tax Free Income Fund | Annual Report | 12/31/09

---------------------------------------------------------------------------------------------------------
               Floating         S&P/Moody's
Principal      Rate (b)         Ratings
Amount         (unaudited)      (unaudited)                                                  Value
---------------------------------------------------------------------------------------------------------
                                            Oklahoma -- 2.9%
$ 10,000,000                        A/A3    Tulsa Airports Improvement Trust,
                                            7.05%, 6/1/17                                    $ 11,965,000
                                                                                             ------------
                                                                                             $ 11,965,000
---------------------------------------------------------------------------------------------------------
                                            Oregon -- 0.0%
     185,000                      BB+/NR    Klamath Falls Inter-Community Hospital
                                            Authority Revenue, 6.125%, 9/1/22                $    172,409
                                                                                             ------------
                                                                                             $    172,409
---------------------------------------------------------------------------------------------------------
                                            Pennsylvania -- 6.5%
   3,000,000                      BB/Ba3    Allegheny County Pennsylvania Hospital
                                            Development Authority, 5.375%, 11/15/40          $  2,200,110
   3,370,000                      BB-/Ca    Allentown Pennsylvania Area Hospital Authority,
                                            6.0%, 11/15/16                                      3,207,667
   1,000,000                      CCC/NR    Columbia County Pennsylvania Hospital
                                            Authority, 5.8%, 6/1/19                               950,530
   1,000,000                      BBB/NR    Montgomery County Pennsylvania Industrial,
                                            5.0%, 12/1/24                                         955,390
   1,000,000                      BBB/NR    Montgomery County Pennsylvania Industrial,
                                            5.0%, 12/1/30                                         903,730
  11,500,000    0.84              BBB/WR    Pennslyvania State Higher Education, Floating
                                            Rate Note, 7/1/39                                   7,314,000
  13,900,000                    BBB/Baa3    Philadelphia Pennsylvania Hospital,
                                            5.0%, 7/1/34                                       10,585,267
      65,000                       A+/NR    Sayre Pennsylvania Health Care Facilities
                                            Authority, 5.75%, 12/1/21                              66,305
     460,000                       B-/NR    Scranton-Lackawanna Pennsylvania Health &
                                            Welfare, 6.05%, 7/1/10                                456,587
                                                                                             ------------
                                                                                             $ 26,639,586
---------------------------------------------------------------------------------------------------------
                                            Puerto Rico -- 0.2%
      75,000                     NR/Baa3    Puerto Rico Public Buildings Authority Revenue,
                                            5.25%, 7/1/33                                    $     86,312
     925,000                   BBB-/Baa3    Puerto Rico Public Buildings Authority Revenue,
                                            5.25%, 7/1/33                                         854,598
                                                                                             ------------
                                                                                             $    940,910
---------------------------------------------------------------------------------------------------------
                                            Rhode Island -- 1.2%
      65,000                       A-/A3    Rhode Island State Health & Educational
                                            Building Corp., 6.375%, 8/15/21                  $     67,086
   5,200,000                    BBB/Baa3    Tobacco Settlement Financing Corp.,
                                            6.25%, 6/1/42                                       4,827,160
                                                                                             ------------
                                                                                             $  4,894,246
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                  Pioneer Tax Free Income Fund | Annual Report | 12/31/09     21

------------------------------------------------------------------------------------------------------
              Floating       S&P/Moody's
Principal     Rate (b)       Ratings
Amount        (unaudited)    (unaudited)                                                  Value
------------------------------------------------------------------------------------------------------
                                          South Dakota -- 0.0%
$   65,000                      NR/Aaa    South Dakota Conservancy District Revenue,
                                          5.625%, 8/1/17                                  $     65,263
                                                                                          ------------
                                                                                          $     65,263
------------------------------------------------------------------------------------------------------
                                          Tennessee -- 2.1%
 1,000,000                   BBB+/Baa1    Johnson City Tennessee Health & Education,
                                          5.5%, 7/1/36                                    $    967,520
 1,000,000                       NR/A1    Knox County Health Facility, 6.375%, 4/15/22       1,059,890
 4,000,000                       NR/A1    Knox County Health Facility, 6.5%, 4/15/31         4,198,120
 5,960,000                       NR/NR    Sumner Coutny Tennessee Health Educational,
                                          5.5%, 11/1/46                                      2,427,508
                                                                                          ------------
                                                                                          $  8,653,038
------------------------------------------------------------------------------------------------------
                                          Texas -- 5.1%
13,885,000                   CCC+/Caa2    Dallas-Fort Worth Texas International Airport,
                                          6.0%, 11/1/14                                   $ 12,428,602
 3,000,000                    BB+/Baa2    Richardson Texas Hospital Authority,
                                          6.0%, 12/1/34                                      2,597,970
 1,000,000                      BBB/NR    Seguin Texas Higher Education Facilities,
                                          5.0%, 9/1/23                                         963,480
 3,500,000    6.20             AA+/Aa1    Texas State, Floating Rate Note, 9/30/11           3,833,970
    20,000                      NR/Aaa    Whitehouse Texas Independent School District,
                                          4.8%, 2/15/12                                         20,064
 1,265,000                       NR/NR    Willacy County Texas Local Government,
                                          6.0%, 9/1/10                                       1,259,542
                                                                                          ------------
                                                                                          $ 21,103,628
------------------------------------------------------------------------------------------------------
                                          Virginia -- 2.5%
 5,000,000                      A/Baa1    Chesapeake Bay Bridge and Tunnel Common
                                          Virginia Revenue, 5.5%, 7/1/25                  $  5,295,200
 1,500,000                     NR/Baa1    Prince William County Virginia Industrial
                                          Development Authority Hospital Revenue,
                                          5.2%, 10/1/26                                      1,398,150
 3,925,000                     NR/Baa1    Prince William County Virginia Industrial
                                          Development Authority Hospital Revenue,
                                          5.35%, 10/1/36                                     3,486,931
                                                                                          ------------
                                                                                          $ 10,180,281
------------------------------------------------------------------------------------------------------
                                          Vermont -- 0.3%
 1,295,000                       NR/WR    Vermont Educational & Health Buildings,
                                          5.0%, 7/1/24                                    $  1,140,986
                                                                                          ------------
                                                                                          $  1,140,986
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


22     Pioneer Tax Free Income Fund | Annual Report | 12/31/09

--------------------------------------------------------------------------------------------------------
                Floating       S&P/Moody's
Principal       Rate (b)       Ratings
Amount          (unaudited)    (unaudited)                                                  Value
--------------------------------------------------------------------------------------------------------
                                           Washington -- 3.1%
$ 10,500,000                   BBB/Baa3    Tobacco Settlement Authority Washington,
                                           6.625%, 6/1/32                                   $ 10,432,590
   2,500,000                      NR/NR    Washington State Housing, 5.25%, 1/1/17             2,160,450
                                                                                            ------------
                                                                                            $ 12,593,040
--------------------------------------------------------------------------------------------------------
                                           Wisconsin -- 1.3%
   1,430,000                      NR/A3    Adams-Friendship School District,
                                           6.5%, 4/1/16                                     $  1,703,788
   3,500,000                      NR/A3    Wisconsin State Health & Educational Facilities
                                           Authority, 5.6%, 2/15/29                            3,459,295
                                                                                            ------------
                                                                                            $  5,163,083
--------------------------------------------------------------------------------------------------------
                                           TOTAL MUNICIPAL BONDS
                                           (Cost $409,808,872)                              $381,449,112
--------------------------------------------------------------------------------------------------------
 Shares
--------------------------------------------------------------------------------------------------------
                                           MUTUAL FUND -- 3.9%
                                           Diversified Financials -- 3.9%
  16,000,000                               BlackRock Liquidity Funds TempCash Portfolio     $ 16,000,000
--------------------------------------------------------------------------------------------------------
                                           TOTAL MUTUAL FUND
                                           (Cost $16,000,000)                               $ 16,000,000
--------------------------------------------------------------------------------------------------------
                                           COMMON STOCK -- 0.6%
                                           Transportation -- 0.6%
                                           Airlines -- 0.6%
     208,793                               Delta Air Lines, Inc.*                           $  2,376,064
--------------------------------------------------------------------------------------------------------
                                           TOTAL COMMON STOCK
                                           (Cost $4,839,444)                                $  2,376,064
--------------------------------------------------------------------------------------------------------
                                           TOTAL INVESTMENT IN SECURITIES -- 97.2%
                                           (Cost $430,648,316) (a)(c)                       $399,825,176
--------------------------------------------------------------------------------------------------------
                                           OTHER ASSETS AND LIABILITIES -- 2.8%             $ 11,545,124
--------------------------------------------------------------------------------------------------------
                                           TOTAL NET ASSETS -- 100.0%                       $411,370,300
========================================================================================================

*    Security is non-income producing.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2009, the value of these securities amounted to $1,910,224 or 0.5% of total net assets.

NR   Not rated by either S&P or Moody's.

WR   Withdrawn rating.

The accompanying notes are an integral part of these financial statements.


                  Pioneer Tax Free Income Fund | Annual Report | 12/31/09     23

(a) The concentration of investments by type of obligation/market sector is as follows (unaudited):

       Insured                                                  20.5%
       Escrowed in U.S. Government Securities                    0.3
       General Obligation                                        0.9
       Revenue Bonds:
         Health Revenue                                         31.6
         Special Revenue                                        10.7
           Various Revenues                                     11.6
           Education Revenue                                     7.3
           Reserves                                              5.6
           Transportation Revenue                                5.5
           Pollution Control Revenue                             5.2
           Housing                                               0.8
---------------------------------------------------------------------
                                                               100.0%
=====================================================================

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end.

(c) At December 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $430,648,316 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $  7,589,341
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (38,412,481)
                                                                                   ------------
       Net unrealized loss                                                         $(30,823,140)
                                                                                   ============

(d)  Security is fair valued (See note A).

Purchase and sales of securities (excluding temporary cash investments) for the year ended December 31, 2009 aggregated $123,752,753 and $239,879,514, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The following is a summary of the inputs used as of December 31, 2009, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                    Level 1          Level 2           Level 3      Total
--------------------------------------------------------------------------------
Municipal bonds     $        --      $381,449,112      $--          $381,449,112
Common stocks         2,376,064                --       --             2,376,064
Mutual fund          16,000,000                --       --            16,000,000
--------------------------------------------------------------------------------
Total               $18,376,064      $381,449,112      $--          $399,825,176
================================================================================

The accompanying notes are an integral part of these financial statements.


24     Pioneer Tax Free Income Fund | Annual Report | 12/31/09

Statement of Assets and Liabilities | 12/31/09


ASSETS:
  Investment in securities (cost $430,648,316)           $399,825,176
  Cash                                                      5,144,427
  Receivables --
   Investment securities sold                               1,990,317
   Fund shares sold                                           340,884
   Interest                                                 5,500,144
   Due from Pioneer Investment Management, Inc.                10,800
  Other                                                        43,747
---------------------------------------------------------------------
     Total assets                                        $412,855,495
=====================================================================
LIABILITIES:
  Payables --
   Fund shares repurchased                               $    546,006
   Dividends                                                  734,003
  Due to affiliates                                            54,197
  Accrued expenses                                            150,989
---------------------------------------------------------------------
     Total liabilities                                   $  1,485,195
=====================================================================
NET ASSETS:
  Paid-in capital                                        $553,139,855
  Undistributed net investment income                         848,964
  Accumulated net realized loss on investments           (111,795,379)
  Net unrealized loss on investments                      (30,823,140)
---------------------------------------------------------------------
     Total net assets                                    $411,370,300
=====================================================================
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A (based on $333,826,211/32,113,257 shares)      $      10.40
  Class B (based on $8,720,514/844,288 shares)           $      10.33
  Class C (based on $13,640,049/1,331,590 shares)        $      10.24
  Class Y (based on $55,183,526/5,327,115 shares)        $      10.36
MAXIMUM OFFERING PRICE:
  Class A ($10.40 [divided by] 95.5%)                    $      10.89
=====================================================================


The accompanying notes are an integral part of these financial statements.


                  Pioneer Tax Free Income Fund | Annual Report | 12/31/09     25

Statement of Operations

For the Year Ended 12/31/09


INVESTMENT INCOME:
  Interest                                                  $26,413,149
-----------------------------------------------------------------------------------------
   Total investment income                                                   $ 26,413,149
-----------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $ 1,983,060
  Transfer agent fees
   Class A                                                      326,478
   Class B                                                       13,641
   Class C                                                       10,001
   Class Y                                                        2,118
  Distribution fees
   Class A                                                      811,034
   Class B                                                       92,498
   Class C                                                      119,786
  Shareholder communication expense                             147,141
  Administrative reimbursements                                 146,959
  Custodian fees                                                 16,699
  Registration fees                                              62,618
  Professional fees                                              74,317
  Printing expense                                               63,748
  Fees and expenses of nonaffiliated trustees                    15,289
  Miscellaneous                                                  27,492
-----------------------------------------------------------------------------------------
     Total expenses                                                          $  3,912,879
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                               (259,531)
     Less fees paid indirectly                                                        (23)
-----------------------------------------------------------------------------------------
     Net expenses                                                            $  3,653,325
-----------------------------------------------------------------------------------------
       Net investment income                                                 $ 22,759,824
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on Investments                                           $(29,917,399)
-----------------------------------------------------------------------------------------
  Change in net unrealized loss on investments                               $126,474,436
-----------------------------------------------------------------------------------------
  Net gain on investments                                                    $ 96,557,037
-----------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                       $119,316,861
=========================================================================================


The accompanying notes are an integral part of these financial statements.


26     Pioneer Tax Free Income Fund | Annual Report | 12/31/09

Statement of Changes in Net Assets

For the Years Ended 12/31/09 and 12/31/08, respectively


-----------------------------------------------------------------------------------------
                                                         Year Ended         Year Ended
                                                         12/31/09           12/31/08
-----------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                    $ 22,759,824       $  25,179,990
Net realized loss on investments                          (29,917,399)        (11,056,239)
Change in net unrealized gain (loss) on investments       126,474,436        (127,468,935)
-----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     $119,316,861       $(113,345,184)
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.54 and $0.50 per share, respectively)     $(18,346,682)      $ (14,982,848)
   Class B ($0.45 and $0.42 per share, respectively)         (445,885)           (498,119)
   Class C ($0.45 and $0.41 per share, respectively)         (575,149)           (471,402)
   Class Y ($0.56 and $0.53 per share, respectively)       (4,037,255)         (8,210,865)
-----------------------------------------------------------------------------------------
     Total distributions to shareowners                  $(23,404,971)      $ (24,163,234)
-----------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $ 60,766,753       $  38,223,606
Shares issued in reorganization                                    --         297,700,392
Reinvestment of distributions                              13,260,591          12,216,266
Cost of shares repurchased                               (151,162,689)       (379,761,136)
-----------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund
     share transactions                                  $(77,135,345)      $ (31,620,872)
-----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                 $ 18,776,545       $(169,129,290)
NET ASSETS:
Beginning of year                                         392,593,755         561,723,045
-----------------------------------------------------------------------------------------
End of year                                              $411,370,300       $ 392,593,755
-----------------------------------------------------------------------------------------
Undistributed net investment income                      $    848,964       $   1,022,084
-----------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                  Pioneer Tax Free Income Fund | Annual Report | 12/31/09     27

---------------------------------------------------------------------------------------------------
                                       '09 Shares     '09 Amount      '08 Shares      '08 Amount
---------------------------------------------------------------------------------------------------
Class A
Shares sold                             2,386,515     $ 22,588,855      1,749,038     $  18,114,983
Shares issued in reorganization                --               --     33,077,821       297,700,392
Reinvestment of distributions           1,225,936       11,646,861      1,034,535        10,090,035
Less shares repurchased                (8,395,569)     (78,740,881)   (27,144,871)     (246,181,635)
---------------------------------------------------------------------------------------------------
   Net increase (decrease)             (4,783,118)    $(44,505,165)     8,716,523     $  79,723,775
===================================================================================================
Class B
Shares sold                               196,072     $  1,786,488        108,422     $   1,109,295
Reinvestment of distributions              26,055          244,719         24,621           243,346
Less shares repurchased                  (419,387)      (3,961,839)      (416,361)       (4,167,694)
---------------------------------------------------------------------------------------------------
   Net decrease                          (197,260)    $ (1,930,632)      (283,318)    $  (2,815,053)
===================================================================================================
Class C
Shares sold                               704,875     $  6,445,277        258,419     $   2,573,065
Reinvestment of distributions              34,331          323,141         25,167           245,860
Less shares repurchased                  (413,528)      (3,923,318)      (516,739)       (5,096,922)
---------------------------------------------------------------------------------------------------
   Net increase (decrease)                325,678     $  2,845,100       (233,153)    $  (2,277,997)
===================================================================================================
Class Y
Shares sold                             3,068,440     $ 29,946,133      1,596,802     $  16,426,263
Reinvestment of distributions             114,260        1,045,870        166,308         1,637,025
Less shares repurchased                (6,700,586)     (64,536,651)   (12,776,302)     (124,314,885)
---------------------------------------------------------------------------------------------------
   Net decrease                        (3,517,886)    $(33,544,648)   (11,013,192)    $(106,251,597)
===================================================================================================


The accompanying notes are an integral part of these financial statements.


28     Pioneer Tax Free Income Fund | Annual Report | 12/31/09

Financial Highlights

---------------------------------------------------------------------------------------------------
                                                                         Year Ended     Year Ended
                                                                         12/31/09       12/31/08
---------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                     $   8.22       $  11.13
---------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                   $   0.52       $   0.52
 Net realized and unrealized gain (loss) on investments                      2.20          (2.93)
---------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $   2.72       $  (2.41)
Distributions to shareowners:
 Net investment income                                                      (0.54)         (0.50)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $   2.18       $  (2.91)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $  10.40       $   8.22
===================================================================================================
Total return*                                                               33.82%        (22.34)%
Ratio of net expenses to average net assets+                                 0.89%          0.90%
Ratio of net investment income to average net assets+                        5.50%          5.22%
Portfolio turnover rate                                                        31%            31%
Net assets, end of period (in thousands)                                 $333,826       $303,390
Ratios with reductions for fees paid indirectly:
 Net expenses                                                                0.97%          0.92%
 Net investment income                                                       5.42%          5.19%
Ratios with waiver of fees and assumption of expenses by the Advisor and reduction for fees paid indirectly:
 Net expenses                                                                0.89%          0.90%
 Net investment income                                                       5.50%          5.22%
===================================================================================================


----------------------------------------------------------------------------------------------------------------
                                                                         Year Ended     Year Ended    Year Ended
                                                                         12/31/07       12/31/06      12/31/05
----------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                     $ 11.75        $  11.62      $  11.67
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                   $  0.46        $   0.47      $   0.51
 Net realized and unrealized gain (loss) on investments                    (0.60)           0.13         (0.04)
----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $ (0.14)       $   0.60      $   0.47
Distributions to shareowners:
 Net investment income                                                     (0.48)          (0.47)        (0.52)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $ (0.62)       $   0.13      $  (0.05)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $ 11.13        $  11.75      $  11.62
================================================================================================================
Total return*                                                              (1.23)%          5.31%         4.05%
Ratio of net expenses to average net assets+                                0.84%           0.86%         0.91%
Ratio of net investment income to average net assets+                       4.05%           4.08%         4.36%
Portfolio turnover rate                                                       68%             66%           26%
Net assets, end of period (in thousands)                                 $313,706       $349,683      $315,855
Ratios with reductions for fees paid indirectly:
 Net expenses                                                               0.84%           0.86%         0.91%
 Net investment income                                                      4.05%           4.08%         4.36%
Ratios with waiver of fees and assumption of expenses by the Advisor and reduction for fees paid indirectly:
 Net expenses                                                               0.84%           0.86%         0.91%
 Net investment income                                                      4.05%           4.08%         4.36%
================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                   Pioneer Tax Free Income Fund | Annual Report | 12/31/09    29

--------------------------------------------------------------------------------------------------
                                                                         Year Ended   Year Ended
                                                                         12/31/09     12/31/08
--------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                     $ 8.17       $ 11.04
--------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                   $ 0.44       $  0.44
 Net realized and unrealized gain (loss) on investments                    2.17         (2.89)
--------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $ 2.61       $ (2.45)
Distributions to shareowners:
 Net investment income                                                    (0.45)        (0.42)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $ 2.16       $ (2.87)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $10.33       $  8.17
==================================================================================================
Total return*                                                             32.62%       (22.80)%
Ratio of net expenses to average net assets+                               1.78%         1.69%
Ratio of net investment income to average net assets+                      4.63%         4.27%
Portfolio turnover rate                                                      31%           31%
Net assets, end of period (in thousands)                                 $8,721       $ 8,514
Ratios with waiver of fees and assumption of expenses by the Advisor and reduction for fees paid indirectly:
 Net expenses                                                              1.78%         1.69%
 Net investment income                                                     4.63%         4.27%
==================================================================================================


----------------------------------------------------------------------------------------------------------------
                                                                         Year Ended     Year Ended    Year Ended
                                                                         12/31/07       12/31/06      12/31/05
----------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                     $ 11.65        $ 11.51       $ 11.57
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                   $  0.36        $  0.39       $  0.41
 Net realized and unrealized gain (loss) on investments                    (0.59)          0.12         (0.05)
----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $ (0.23)       $  0.51       $  0.36
Distributions to shareowners:
 Net investment income                                                     (0.38)         (0.37)        (0.42)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $ (0.61)       $  0.14       $ (0.06)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $ 11.04        $ 11.65       $ 11.51
================================================================================================================
Total return*                                                              (1.97)%         4.54%         3.16%
Ratio of net expenses to average net assets+                                1.69%          1.62%         1.72%
Ratio of net investment income to average net assets+                       3.21%          3.33%         3.51%
Portfolio turnover rate                                                       68%            66%           26%
Net assets, end of period (in thousands)                                 $14,622        $17,667       $21,962
Ratios with waiver of fees and assumption of expenses by the Advisor and reduction for fees paid indirectly:
 Net expenses                                                               1.69%          1.62%         1.72%
 Net investment income                                                      3.21%          3.33%         3.51%
================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


30    Pioneer Tax Free Income Fund | Annual Report | 12/31/09

-------------------------------------------------------------------------------------------------
                                                                         Year Ended    Year Ended
                                                                         12/31/09      12/31/08
Class C
Net asset value, beginning of period                                     $  8.11       $ 10.96
-------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                   $  0.43       $  0.44
 Net realized and unrealized gain (loss) on investments                     2.15         (2.88)
-------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $  2.58       $ (2.44)
Distributions to shareowners:
 Net investment income                                                     (0.45)        (0.41)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $  2.13       $ (2.85)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $ 10.24       $  8.11
=================================================================================================
Total return*                                                              32.51%       (22.79)%
Ratio of net expenses to average net assets+                                1.72%         1.66%
Ratio of net investment income to average net assets+                       4.62%         4.31%
Portfolio turnover rate                                                       31%           31%
Net assets, end of period (in thousands)                                 $13,640       $ 8,162
Ratios with waiver of fees and assumption of expenses by the Advisor and reduction for fees paid indirectly:
 Net expenses                                                               1.72%         1.66%
 Net investment income                                                      4.62%         4.31%
=================================================================================================


-----------------------------------------------------------------------------------------------------------------
                                                                         Year Ended     Year Ended     Year Ended
                                                                         12/31/07       12/31/06       12/31/05
-----------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                     $ 11.57        $ 11.44        $ 11.49
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                   $  0.37        $  0.38        $  0.41
 Net realized and unrealized gain (loss) on investments                    (0.59)          0.13          (0.04)
-----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $ (0.22)       $  0.51        $  0.37
Distributions to shareowners:
 Net investment income                                                     (0.39)         (0.38)         (0.42)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $ (0.61)       $  0.13        $ (0.05)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $ 10.96        $ 11.57        $ 11.44
=================================================================================================================
Total return*                                                              (1.97)%         4.57%          3.30%
Ratio of net expenses to average net assets+                                1.60%          1.61%          1.64%
Ratio of net investment income to average net assets+                       3.29%          3.33%          3.63%
Portfolio turnover rate                                                       68%            66%            26%
Net assets, end of period (in thousands)                                 $13,581        $12,941        $12,054
Ratios with waiver of fees and assumption of expenses by the Advisor and reduction for fees paid indirectly:
 Net expenses                                                               1.60%          1.61%          1.64%
 Net investment income                                                      3.29%          3.33%          3.63%
=================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                   Pioneer Tax Free Income Fund | Annual Report | 12/31/09    31

-------------------------------------------------------------------------------------------------
                                                                         Year Ended    Year Ended
                                                                         12/31/09      12/31/08
-------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                     $  8.20       $ 11.07
-------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                   $  0.56       $  0.57
 Net realized and unrealized gain (loss) on investments                     2.16         (2.91)
-------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $  2.72       $ (2.34)
Distributions to shareowners:
 Net investment income                                                     (0.56)        (0.53)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $  2.16       $ (2.87)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $ 10.36       $  8.20
=================================================================================================
Total return*                                                              34.03%       (21.84)%
Ratio of net expenses to average net assets+                                0.59%         0.57%
Ratio of net investment income to average net assets+                       5.84%         5.28%
Portfolio turnover rate                                                       31%           31%
Net assets, end of period (in thousands)                                 $55,184       $72,529
Ratios with waiver of fees and assumption of expenses by the Advisor and reduction for fees paid indirectly:
 Net expenses                                                               0.59%         0.57%
 Net investment income                                                      5.84%         5.28%
=================================================================================================


----------------------------------------------------------------------------------------------------------------
                                                                         Year Ended     Year Ended    Year Ended
                                                                         12/31/07       12/31/06      12/31/05
----------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                     $  11.69       $  11.56      $  11.61
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                   $   0.49       $   0.51      $   0.54
 Net realized and unrealized gain (loss) on investments                     (0.60)          0.13         (0.04)
----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                     $  (0.11)      $   0.64      $   0.50
Distributions to shareowners:
 Net investment income                                                      (0.51)         (0.51)        (0.55)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $  (0.62)      $   0.13      $  (0.05)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $  11.07       $  11.69      $  11.56
================================================================================================================
Total return*                                                               (0.94)%         5.69%         4.40%
Ratio of net expenses to average net assets+                                 0.54%          0.52%         0.54%
Ratio of net investment income to average net assets+                        4.35%          4.42%         4.22%
Portfolio turnover rate                                                        68%            66%           26%
Net assets, end of period (in thousands)                                 $219,814       $276,760      $304,507
Ratios with waiver of fees and assumption of expenses by the Advisor and reduction for fees paid indirectly:
 Net expenses                                                                0.54%          0.52%         0.54%
 Net investment income                                                       4.35%          4.42%         4.22%
================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


32    Pioneer Tax Free Income Fund | Annual Report | 12/31/09

Notes to Financial Statements | 12/31/09

1. Organization and Significant Accounting Policies

Pioneer Tax Free Income Fund (the Fund) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek as high a level of current income exempt from federal income taxes, as possible consistent with the preservation of capital.

The Fund offers four classes of shares designated as Class A, Class B, Class C and Class Y shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders my exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the


                  Pioneer Tax Free Income Fund | Annual Report | 12/31/09     33
reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. Fixed income securities with remaining maturity of more than sixty days are valued at prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At December 31, 2009 one security was valued using fair value methods (other than securities valued using prices supplied by independent pricing services) representing 0.00% of net assets. Inputs used in the valuation of a security using fair value methods include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Discount and premium on debt securities are accreted or amortized, respectively, daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


34     Pioneer Tax Free Income Fund | Annual Report | 12/31/09

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   At December 31, 2009, the Fund has elected to defer $5,569,962 in capital losses recognized between November 1, 2009 and December 31, 2009 to its fiscal year ending December 31, 2010.

   At December 31, 2009, the Fund had a net capital loss carryforward of $106,225,417, of which the following amounts will expire between 2011 and 2017 if not utilized; $7,713,482 in 2011, $1,586,570 in 2012, $61,017,188 in
   2015, $4,164,490 in 2016 and $31,743,687 in 2017.

   At December 31, 2009, the Fund has reclassified $472,027 to increase undistributed net investment income, $192,870 to increase accumulated net realized loss on investments and $279,157 to decrease paid-in capital to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

   The tax character of distributions paid during the years ended December 31, 2009 and December 31, 2008 were as follows:


------------------------------------------------------------
                                       2009             2008
------------------------------------------------------------
   Distributions paid from:
   Ordinary income              $   724,147      $ 1,285,289
   Tax exempt income             22,680,824       22,877,945
------------------------------------------------------------
      Total                     $23,404,971      $24,163,234
============================================================

  The following shows components of distributable earnings on a federal income tax basis at December 31, 2009:


------------------------------------------------------------
                                                        2009
------------------------------------------------------------
   Distributable earnings:
   Undistributed tax exempt income             $     848,964
   Capital loss carryforward                    (106,225,417)
   Post-October loss deferred                     (5,569,962)
   Unrealized depreciation                       (30,823,140)
------------------------------------------------------------
      Total                                    $(141,769,555)
============================================================

                     Pioneer Tax Free Income Fund | Annual Report | 12/31/09  35

   The difference between book basis and tax-basis unrealized appreciation is attributable to the tax treatment of premium and amortization.


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A., (UniCredit), earned $40,690 in underwriting commissions on the sale of Class A shares during the year ended December, 31 2009.


D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends Class A, Class B, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.


2. Management Agreement

Pioneer Investment Management, Inc., (PIM), the Fund's investment adviser, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million; 0.45% of the next $500 million and 0.40% on assets over $750 million. For the year ended December 31, 2009 the effective (excluding waivers and/or assumption of expenses) management fee was equivalent to 0.48% of the average daily net assets.

Through November 1, 2011, PIM has agreed not to impose its management fee and to assume operating expenses of the Fund to the extent necessary to limit Class A expenses to 0.89% of the average daily net assets attributable to Class A


36     Pioneer Tax Free Income Fund | Annual Report | 12/31/09
shares. There can be no assurance that PIM will extend the expense limit agreement beyond such periods.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $9,108 in management fees, administrative costs and certain other reimbursements payable to PIM at December 31, 2009.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended December 31, 2009, such out-of-pocket expenses by class of shares were as follows:



----------------------------------------------
Shareholder Communications:
----------------------------------------------
Class A                               $131,263
Class B                                  4,708
Class C                                  6,651
Class Y                                  4,519
----------------------------------------------
    Total                             $147,141
==============================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $42,195 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at December 31, 2009.


4. Distribution Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,894 in distribution fees payable to PFD at December 31, 2009.


                  Pioneer Tax Free Income Fund | Annual Report | 12/31/09     37

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2009, CDSCs in the amount of $15,116 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2009, the Fund's expenses were reduced by $23 under such arrangements.


6. Reorganization Information

On September 11, 2008, beneficial owners of Pioneer Municipal and Equity Income Trust approved a proposed Agreement and Plan of Reorganization that provided for the reorganization listed below. This tax-free reorganization was accomplished on September 11, 2008 ("Closing Date"), by exchanging the assets and stated liabilities of Pioneer Municipal and Equity Income Trust for shares of Pioneer AMT-Free Municipal Fund. Shareholders holding Class A shares of Pioneer Municipal and Equity Income Trust received Class A of Pioneer Tax Free Income Fund in the reorganization. The following charts show the details of the reorganization as of that Closing Date:


------------------------------------------------------------------------------------------------
                            Pioneer Tax Free       Pioneer Municipal and   Pioneer Tax Free
                            Income Fund            Equity Income Trust     Income Fund
                            (Pre-Reorganization)   (Pre-Reorganization)    (Post-Reorganization)
------------------------------------------------------------------------------------------------
Net Assets:
Class A                     $224,179,991           $297,700,392            $521,880,383
Class B                     $  9,998,861           $         --            $  9,998,861
Class C                     $  9,248,801           $         --            $  9,248,801
Class Y                     $ 97,880,001           $         --            $ 97,880,001
------------------------------------------------------------------------------------------------
Total Net Assets            $341,307,654           $297,700,392            $639,008,046
================================================================================================
Shares Outstanding:
Class A                       24,985,901             28,706,981              58,063,722
Class B                        1,120,190                     --               1,120,190
Class C                        1,043,656                     --               1,043,656
Class Y                       10,932,837                     --              10,932,837
Shares Issued in
  Reorganization:
Class A                                                                      33,077,821


38     Pioneer Tax Free Income Fund | Annual Report | 12/31/09

--------------------------------------------------------------------------------
                                                 Unrealized        Accumulated
                                                 Depreciation On   Loss On
                                                 Closing Date      Closing Date
--------------------------------------------------------------------------------
Pioneer Municipal and Equity Income Trust        $(30,758,834)     $61,006,368

7. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure through February 22, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


                  Pioneer Tax Free Income Fund | Annual Report | 12/31/09     39

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareowners of
Pioneer Tax Free Income Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Tax Free Income Fund (the "Fund"), including the schedule of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Tax Free Income Fund at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                 /s/ Ernst & Young LLP


Boston, Massachusetts
February 22, 2010


40     Pioneer Tax Free Income Fund | Annual Report | 12/31/09

ADDITIONAL INFORMATION (unaudited)

The percentages of the Fund's ordinary income distributions that are exempt from nonresident alien (NRA) tax withholding resulting from qualified interest income and qualified short-term gains were 100.00% and 0.0%, respectively.


                  Pioneer Tax Free Income Fund | Annual Report | 12/31/09     41

Approval of Investment Advisory Agreement (unaudited)

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Tax Free Income Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2009 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2009, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in August 2009. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM in September 2009, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2009 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 10, 2009, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.


42     Pioneer Tax Free Income Fund | Annual Report | 12/31/09

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fifth quintile of its Morningstar category for the one, three and five year periods ended June 30, 2009 and in the fourth quintile of its Morningstar category for the ten year period ended June 30, 2009. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees discussed the reasons for the Fund's underperformance with PIM in view of the Fund's investment approach and the market conditions present during the relevant periods. The Trustees agreed that they would continue to monitor the performance of the Fund closely.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2009 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2009 was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels.


                  Pioneer Tax Free Income Fund | Annual Report | 12/31/09     43

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM. The Trustees also concluded that the Fund's expense ratio was reasonable taking into account the nature and quality of services provided by PIM and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the difficult year in 2008 for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.


44     Pioneer Tax Free Income Fund | Annual Report | 12/31/09

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.


                  Pioneer Tax Free Income Fund | Annual Report | 12/31/09     45

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Trustees and Officers

The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a Trustee of each of the 61 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as a Trustee of 46 U.S. registered investment portfolios for which Pioneer serves as investment adviser. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.


46     Pioneer Tax Free Income Fund | Annual Report | 12/31/09

Interested Trustees

--------------------------------------------------------------------------------
                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
--------------------------------------------------------------------------------
John F. Cogan, Jr. (83)*    Chairman of the Board,   Trustee since 1993.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (51)*   Trustee and Executive    Trustee since 2007.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------
* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.


Interested Trustees
------------------------------------------------------------------------------------------------------------------
                                                                                              Other Directorships
Name and Age                Principal Occupation During Past Five Years                       Held by this Trustee
------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (83)*    Deputy Chairman and a director of Pioneer Global Asset            None
                            Management S.p.A. ("PGAM"); Non-Executive Chairman and a
                            director of Pioneer Investment Management USA Inc.
                            ("PIM-USA"); Chairman and a director of Pioneer; Chairman and
                            Director of Pioneer Institutional Asset Management, Inc.
                            (since 2006); Director of Pioneer Alternative Investment
                            Management Limited (Dublin); President and a director of
                            Pioneer Alternative Investment Management (Bermuda) Limited
                            and affiliated funds; Director of PIOGLOBAL Real Estate
                            Investment Fund (Russia) (until June 2006); Director of
                            Nano-C, Inc. (since 2003); Director of Cole Management Inc.
                            (since 2004); Director of Fiduciary Counseling, Inc.;
                            President and Director of Pioneer Funds Distributor, Inc.
                            ("PFD") (until May 2006); President of all of the Pioneer
                            Funds; and Of Counsel, Wilmer Cutler Pickering Hale and Dorr
                            LLP
------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (51)*   Director, CEO and President of Pioneer Investment Management      None
                            USA Inc. (since February 2007); Director and President of
                            Pioneer Investment Management, Inc. and Pioneer Institutional
                            Asset Management, Inc. (since February 2007); Executive Vice
                            President of all of the Pioneer Funds (since March 2007);
                            Director of Pioneer Global Asset Management S.p.A. (since
                            April 2007); and Head of New Markets Division, Pioneer Global
                            Asset Management S.p.A. (2000 - 2007)
------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.


                   Pioneer Tax Free Income Fund | Annual Report | 12/31/09    47

Independent Trustees

-----------------------------------------------------------------
                     Position Held    Length of Service
Name and Age         with the Fund    and Term of Office
-----------------------------------------------------------------
David R. Bock (66)   Trustee          Trustee since 2005.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
-----------------------------------------------------------------
Mary K. Bush (61)    Trustee          Trustee since 1997.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
-----------------------------------------------------------------


Independent Trustees
------------------------------------------------------------------------------------------------------------------------
                                                                                        Other Directorships
Name and Age         Principal Occupation During Past Five Years                        Held by this Trustee
------------------------------------------------------------------------------------------------------------------------
David R. Bock (66)   Managing Partner, Federal City Capital Advisors (corporate         Director of Enterprise Community
                     advisory services company) (1997 to 2004 and 2008 to               Investment, Inc. (privately held
                     present); and Executive Vice President and Chief Financial         affordable housing finance
                     Officer, I-trax, Inc. (publicly traded health care services        company); and Director of Oxford
                     company) (2004 - 2007)                                             Analytica, Inc. (privately held
                                                                                        research and consulting company)
------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (61)    President, Bush International, LLC (international financial        Director of Marriott
                     advisory firm)                                                     International, Inc.; Director of
                                                                                        Discover Financial Services
                                                                                        (credit card issuer and
                                                                                        electronic payment services);
                                                                                        Director of Briggs & Stratton
                                                                                        Co. (engine manufacturer);
                                                                                        Director of UAL Corporation
                                                                                        (airline holding company);
                                                                                        Director of Mantech
                                                                                        International Corporation
                                                                                        (national security, defense, and
                                                                                        intelligence technology firm);
                                                                                        and Member, Board of Governors,
                                                                                        Investment Company Institute
------------------------------------------------------------------------------------------------------------------------


48    Pioneer Tax Free Income Fund | Annual Report | 12/31/09

--------------------------------------------------------------------------
                            Position Held   Length of Service
Name and Age                with the Fund   and Term of Office
--------------------------------------------------------------------------
Benjamin M. Friedman (65)   Trustee         Trustee since 2008.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------
Margaret B.W. Graham (62)   Trustee         Trustee since 1993.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------
Thomas J. Perna (59)        Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------
Marguerite A. Piret (61)    Trustee         Trustee since 1993.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------
Stephen K. West (81)        Trustee         Trustee since 1993.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                Principal Occupation During Past Five Years                          Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (65)   Professor, Harvard University
------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (62)   Founding Director, Vice President and Corporate Secretary, The       None
                            Winthrop Group, Inc. (consulting firm); and Desautels Faculty of
                            Management, McGill University
------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (59)        Chief Executive Officer, Quadriserv, Inc. (technology products for   None
                            securities lending industry) (2008 - present); Private investor
                            (2004 - 2008); and Senior Executive Vice President, The Bank of
                            New York (financial and securities services) (1986 - 2004)
------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (61)    President and Chief Executive Officer, Newbury, Piret & Company,     Director of New America
                            Inc. (investment banking firm)                                       High Income Fund, Inc.
                                                                                                 (closed-end investment
                                                                                                 company)
------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (81)        Senior Counsel, Sullivan & Cromwell LLP (law firm)                   Director, The Swiss Helvetia
                                                                                                 Fund, Inc. (closed-end
                                                                                                 investment company)
------------------------------------------------------------------------------------------------------------------------------


                   Pioneer Tax Free Income Fund | Annual Report | 12/31/09    49

Fund Officers

--------------------------------------------------------------------------------
                             Position Held         Length of Service
Name and Age                 with the Fund         and Term of Office
--------------------------------------------------------------------------------
Dorothy E. Bourassa (61)     Secretary             Since 2003. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Christopher J. Kelley (45)   Assistant Secretary   Since 2003. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Mark E. Bradley (50)         Treasurer             Since 2008. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Luis I. Presutti (44)        Assistant Treasurer   Since 2000. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Gary Sullivan (51)           Assistant Treasurer   Since 2002. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
David F. Johnson (30)        Assistant Treasurer   Since 2009. Serves at
                                                   the discretion of the
                                                   Board,
--------------------------------------------------------------------------------


Fund Officers
------------------------------------------------------------------------------------------------------------------------
                                                                                                    Other Directorships
Name and Age                 Principal Occupation During Past Five Years                            Held by this Officer
------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (61)     Secretary of PIM-USA; Senior Vice President -- Legal of Pioneer;       None
                             Secretary/Clerk of most of PIM-USA's subsidiaries; and Secretary of all of the Pioneer Funds since September 2003 (Assistant
                             Secretary from November 2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (45)   Associate General Counsel of Pioneer since January 2008 and            None
                             Assistant Secretary of all of the Pioneer Funds since September
                             2003; Vice President and Senior Counsel of Pioneer from July
                             2002 to December 2007
------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (50)         Vice President -- Fund Accounting, Administration and Controllership   None
                             ship Services of Pioneer; and Treasurer of all of the Pioneer
                             Funds since March 2008; Deputy Treasurer of Pioneer from
                             March 2004 to February 2008; Assistant Treasurer of all of the
                             Pioneer Funds from March 2004 to February 2008; and Treasurer and Senior Vice President, CDC IXIS Asset Management Services,
                             from 2002 to 2003
------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (44)        Assistant Vice President -- Fund Accounting, Administration and        None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (51)           Fund Accounting Manager -- Fund Accounting, Administration             None
                             and Controllership Services of Pioneer; and Assistant Treasurer of
                             all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------
David F. Johnson (30)        Fund Administration Manager -- Fund Accounting, Administration         None
                             and Controllership Services since November 2008; Assistant
                             Treasurer of all of the Pioneer Funds since January 2009; and
                             Client Service Manager -- Institutional Investor Services at State
                             Street Bank from March 2003 to March 2007
------------------------------------------------------------------------------------------------------------------------


50    Pioneer Tax Free Income Fund | Annual Report | 12/31/09

--------------------------------------------------------------------------------
                         Position Held              Length of Service
Name and Age             with the Fund              and Term of Office
--------------------------------------------------------------------------------
Teri W. Anderholm (50)   Chief Compliance Officer   Since 2007. Serves at
                                                    the discretion of the
                                                    Board,
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                                                                          Other Directorships
Name and Age             Principal Occupation During Past Five Years                      Held by this Officer
--------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (50)   Chief Compliance Officer of Pioneer since December 2006 and of   None
                         all the Pioneer Funds since January 2007; Vice President and
                         Compliance Officer, MFS Investment Management (August 2005
                         to December 2006); Consultant, Fidelity Investments (February
                         2005 to July 2005); and Independent Consultant (July 1997 to
                         February 2005)
--------------------------------------------------------------------------------------------------------------


                   Pioneer Tax Free Income Fund | Annual Report | 12/31/09    51

                            This page for your notes.







52     Pioneer Tax Free Income Fund | Annual Report | 12/31/09

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: www.pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $30,200 in 2009 and $42,875 in 2008.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund during the fiscal years ended December 31, 2009 and 2008.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $8,290 in 2009 and $8,290 in 2008.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended December 31, 2009 and 2008.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.

For the years ended December 31, 2009 and 2008, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $8,290 in 2009 and $8,290 in 2008.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Free Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2010


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 1, 2010

* Print the name and title of each signing officer under his or her signature.